UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
              SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER



Report for the Calendar Year or Quarter Ended: June 30, 2002


Name and Business Address of Institutional Investment Manager:

FEDERAL HOME LOAN MORTGAGE CORPORATION
8200 JONES BRANCH DRIVE
MCLEAN  VA  22102


Name, Title and Phone Number of Person Duly Authorized to Submit this Report:

VAUGHN A. CLARKE
EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
703-903-3500


      The institutional investment manager submitting this Form and its attachment and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of McLean and State of Virginia on the 15th day of August 2002.


                        FEDERAL HOME LOAN MORTGAGE CORPORATION

                        By:  /s/ Vaughn A. Clarke
                             ---------------------------------------
                             Vaughn A. Clarke
                             Executive Vice President and
                             Chief Financial Officer

FEDERAL HOME LOAN MORTGAGE CORPORATION        Form 13F      As of June 30, 2002



                                                                         Fair Market                     Investment      Voting
Name of Issuer                        Title of Class       CUSIP        Value (x$1000)       Shares      Discretion     Authority
--------------                        --------------       -----        --------------       ------      ----------     ---------

Blackrock Strategic Term Trust        Com                 09247P108       $39,210           3,996,900      sole           sole